Interim Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Profit or loss [abstract]
Revenue	$ 7,984	$ 10,098	$ 17,388	$ 19,816
Cost of sales
Production costs	(3,681)	(4,128)	(8,189)	(7,646)
Royalty	(603)	(757)	(1,298)	(1,454)
Depreciation	(428)	(294)	(912)	(487)
Total cost of sales	(4,712)	(5,179)	(10,399)	(9,587)
Gross profit	3,272	4,919	6,989	10,229
General and administrative expenses	(1,767)	(2,035)	(3,978)	(3,872)
Change in fair value of derivative financial instruments	1,600	(965)	1,799	2,400
Foreign exchange gains	142	65	62	58
Interest and other expenses	(445)	(856)	(918)	(1,041)
Income before tax	2,802	1,128	3,954	7,774
Income tax expense	(881)	(1,178)	(2,072)	(2,664)
Net income (loss) and comprehensive income (loss)	1,921	(50)	1,882	5,110
Net income (loss) and comprehensive income (loss) attributable to:
Shareholders	1,080	(1,399)	114	2,113
Non-controlling interest	841	1,349	1,768	2,997
Net income (loss) and comprehensive income (loss)	$ 1,921	$ (50)	$ 1,882	$ 5,110
Earnings (loss) per share attributable to shareholders:
Basic earnings (loss) per share	$ 0.00	$ (0.00)	$ 0.00	$ 0.01
Diluted earnings (loss) per share	$ 0.00	$ (0.00)	$ 0.00	$ 0.01